Net Loss Per Share - Basis and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Per Share
Net loss attributable to common stockholders	$ 4,167	$ (6,975)	$ (5,412)	$ (11,177)	$ (29,397)	$ (17,347)
Weighted-average common shares outstanding, basic (in shares)	8,246,582	2,574,767	5,426,688	2,573,693	19,193,932	19,134,096
Weighted-average common shares outstanding, diluted (in shares)	8,455,223	2,574,767	6,160,967	2,573,693	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ 0.51	$ (2.71)	$ (1)	$ (4.34)	$ (1.53)	$ (0.91)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1)	$ (2.71)	$ (2.04)	$ (4.34)	$ (1.53)	$ (0.91)